Consolidated Statements of Cash Flows (Parentheticals)	12 Months Ended
Jun. 30, 2026 USD ($)
Income tax paid	$ 57,308 [1]
Chinese Mainland
Income tax paid	21,222
Singapore
Income tax paid	25,117
India
Income tax paid	6,682
Other Foreign Jurisdictions
Income tax paid	$ 4,287

[1]	For the year ended June 30, 2026, income taxes paid amounted to $21,222 in mainland China, $25,117 in Singapore, $6,682 in India and $4,287 in other foreign jurisdictions, respectively.